Fees and Expenses - Disciplined Value Series	Mar. 02, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Series. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

CLASS	S	I	W	Z
Shareholder Fees (fees paid directly from your investment)	None	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay eachyear as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fees	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.22%	0.26%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	0.78%	0.57%	0.49%	0.49%
Less Fee Waiver and/or Expense Reimbursement[2]	None	None	(0.33)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.78%	0.57%	0.16%	0.46%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in the prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[2]	Manning & Napier Advisors, LLC (the Advisor or Manning & Napier) has contractually agreed to waive the management fee for the Class W shares. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of Distribution and Service (12b-1) Fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers will continue indefinitely, and may only be amended or terminated with the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period (i.e., the three year period following a waiver or reimbursement) preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

CLASS	S	I	W	Z
1 Year	$80	$58	$16	$47
3 Years	$250	$183	$51	$147
5 Years	$434	$318	$90	$257
10 years	$967	$713	$205	$578

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	49.00%